Property and Equipment (Details) - Schedule of property and equipment	3 Months Ended
Mar. 31, 2023 USD ($)
Cost
Cost Balance	$ 755,518
Additions	798,301
Disposal
Effects of currency translation	19,174
Cost Balance	1,572,993
Accumulated depreciation
Accumulated depreciation Balance	93,826
Depreciation	30,640
Effects of currency translation	1,558
Accumulated depreciation Balance	126,024
Laboratory equipment [Member]
Cost
Cost Balance	579,171
Additions	717,173
Disposal
Effects of currency translation	15,963
Cost Balance	1,312,307
Accumulated depreciation
Accumulated depreciation Balance	77,833
Depreciation	19,037
Effects of currency translation	1,215
Accumulated depreciation Balance	98,085
Office equipment [Member]
Cost
Cost Balance	176,347
Additions	36,154
Disposal
Effects of currency translation	2,670
Cost Balance	215,171
Accumulated depreciation
Accumulated depreciation Balance	15,993
Depreciation	11,603
Effects of currency translation	343
Accumulated depreciation Balance	27,939
Construction in progress [Member]
Cost
Cost Balance
Additions	44,974
Disposal
Effects of currency translation	541
Cost Balance	45,515
Accumulated depreciation
Accumulated depreciation Balance
Depreciation
Effects of currency translation
Accumulated depreciation Balance